Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Modifications of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 7	¥ 2	¥ 1,266
% of total class of financing receivable	0.00%	0.00%	0.00%
Interest rate reduction | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 7	¥ 2	¥ 1,266
% of total class of financing receivable	0.00%	0.00%	0.10%
Interest rate reduction | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis			¥ 5
% of total class of financing receivable			0.00%
Interest rate reduction | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis			¥ 1,176
% of total class of financing receivable			1.60%
Interest rate reduction | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 7	¥ 2	¥ 85
% of total class of financing receivable	0.00%	0.00%	0.20%
Interest rate reduction | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0	¥ 0
% of total class of financing receivable		0.00%	0.00%
Interest rate reduction | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0	¥ 0
% of total class of financing receivable		0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%	0.00%
Interest rate reduction | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0	¥ 0
% of total class of financing receivable		0.00%	0.00%
Interest rate reduction | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 8,965	¥ 12,301	¥ 10,106
% of total class of financing receivable	0.20%	0.20%	0.20%
Term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 15	¥ 50	¥ 4,652
% of total class of financing receivable	0.00%	0.00%	0.20%
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis			¥ 1
% of total class of financing receivable			0.00%
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis			¥ 6
% of total class of financing receivable			0.00%
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 15	¥ 50	¥ 4,645
% of total class of financing receivable	0.00%	0.10%	9.20%
Term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 8,859	¥ 11,318	¥ 4,499
% of total class of financing receivable	0.50%	0.70%	0.30%
Term extension | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 2,141	¥ 1,277
% of total class of financing receivable		0.60%	0.70%
Term extension | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 2,141	¥ 1,277
% of total class of financing receivable		2.50%	2.50%
Term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 8,859	¥ 9,177	¥ 3,222
% of total class of financing receivable	0.70%	0.70%	0.30%
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 313	¥ 1,272	¥ 69
% of total class of financing receivable	0.10%	0.30%	0.00%
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 404	¥ 623	¥ 711
% of total class of financing receivable	0.20%	0.20%	0.40%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 8,142	¥ 7,282	¥ 2,442
% of total class of financing receivable	1.50%	1.30%	0.30%
Term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 933	¥ 955
% of total class of financing receivable		0.70%	0.40%
Term extension | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 91
% of total class of financing receivable	0.00%
Term extension | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 91
% of total class of financing receivable	0.00%
Term extension | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 29	¥ 16	¥ 974
% of total class of financing receivable	0.00%	0.00%	0.00%
Principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 5	¥ 0	¥ 42
% of total class of financing receivable	0.00%	0.00%	0.00%
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis			¥ 1
% of total class of financing receivable			0.00%
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis			¥ 40
% of total class of financing receivable			0.10%
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0	¥ 1
% of total class of financing receivable	0.00%	0.00%	0.00%
Principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 12	¥ 16	¥ 932
% of total class of financing receivable	0.00%	0.00%	0.10%
Principal forgiveness | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0	¥ 0
% of total class of financing receivable		0.00%	0.00%
Principal forgiveness | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0	¥ 0
% of total class of financing receivable		0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 12	¥ 16	¥ 932
% of total class of financing receivable	0.00%	0.00%	0.10%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 12	¥ 16	¥ 932
% of total class of financing receivable	0.00%	0.00%	0.10%
Principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0	¥ 0
% of total class of financing receivable		0.00%	0.00%
Principal forgiveness | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 12
% of total class of financing receivable	0.00%
Principal forgiveness | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 12
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,578	¥ 14,545
% of total class of financing receivable	0.00%	0.30%
Combination - interest rate reduction and term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 83	¥ 138
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 83	¥ 138
% of total class of financing receivable	0.20%	0.30%
Combination - interest rate reduction and term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,495	¥ 14,407
% of total class of financing receivable	0.10%	0.80%
Combination - interest rate reduction and term extension | Corporate borrowers | Non-recourse Loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,495	¥ 14,407
% of total class of financing receivable	0.10%	1.10%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 130	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1,701
% of total class of financing receivable		1.30%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,365	¥ 12,706
% of total class of financing receivable	0.30%	2.20%
Combination - interest rate reduction and term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and term extension | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,620
% of total class of financing receivable	0.10%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,620
% of total class of financing receivable	0.10%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,620
% of total class of financing receivable	0.20%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,620
% of total class of financing receivable	0.50%
Combination - interest rate reduction, term extension and principal forgiveness | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction, term extension and principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%